Borrowings and financial liabilities - Issuance of non convertible bonds and convertible notes to Kreos 2021 contract (Details) € / shares in Units, € in Thousands					12 Months Ended
	Nov. 19, 2021 EUR (€) tranche € / shares shares	Apr. 30, 2020 EUR (€) € / shares	Mar. 01, 2019 EUR (€)	Jul. 10, 2015 € / shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2021 EUR (€)	Sep. 10, 2018 EUR (€) installment item
Disclosure of financial liabilities [line items]
Amount of agreement	€ 10,000	€ 24,000						€ 32,000
Number of tranches | tranche	4
Proceeds from the issuance of convertible notes and non-convertible bonds	€ 677				€ 20,484	€ 8,730	€ 6,920
Interest rate	9.50%
Number of monthly repayment installments | item					36
Conversion price per share | € / shares					€ 648
Warrants outstanding, end of period | shares	2,218,293				2,218,293
one Warrant Conversion Ratio					1.00%
Warrant Term	7 years	5 years		4 years	6 years 10 months 17 days
Exercise price per share | € / shares	€ 0.56	€ 0.27		€ 6.00	€ 0.56
Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Amount of agreement	€ 7,750								€ 10,000
Number of tranches | item									4
Amount of Each Tranche									€ 2,500
Proceeds from the issuance of convertible notes and non-convertible bonds			€ 10,000		€ 6,072
Interest rate					10.00%				10.00%
Number of monthly repayment installments | installment									36
Warrant Term					7 years
Exercise price per share | € / shares					€ 2.67
Convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Interest rate					9.50%
Kreos Tranche 1 [Member]
Disclosure of financial liabilities [line items]
Amount of Each Tranche					€ 2,500
Kreos Tranche 2 [Member]
Disclosure of financial liabilities [line items]
Amount of Each Tranche					3,000
Kreos Tranche 3 [Member]
Disclosure of financial liabilities [line items]
Amount of Each Tranche					2,500
Kreos Tranche 4 [Member]
Disclosure of financial liabilities [line items]
Amount of Each Tranche					€ 2,000